Related Parties - Additional Information (Details) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 Co-founder employee	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)
Biotech Avenir SAS
Disclosure of transactions between related parties [line items]
Number of co-founders hold share capital of related party | Co-founder	4
Number of employees hold share capital of related party | employee	12
Biotech Avenir SAS | Genfit
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate (as a percent)	3.79%
The NASH Epidemiology Institute TM
Disclosure of transactions between related parties [line items]
Endowment fund balance			€ 17
Ipsen | Genfit
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate (as a percent)	8.00%		8.00%
Proportion of voting rights held in subsidiary	7.64%
Associates [member] | PCAS Group
Disclosure of transactions between related parties [line items]
Technology transfers cost		€ 255